Allowance for Loan Losses - Composition of the Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		$ 49,988	$ 50,624	$ 56,494	$ 54,352
Ending allowance balance attributed to loans
Individually evaluated for impairment		684	548
Collectively evaluated for impairment		49,304	50,076
Total ending allowance balance		49,988	50,624
Loan Balance:
Loans individually evaluated for impairment		56,545	70,415
Loans collectively evaluated for impairment		5,315,938	5,201,442
Total ending loan balance		$ 5,372,483	$ 5,271,857
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		1.21%	0.78%
Loans collectively evaluated for impairment		0.93%	0.96%
Total		0.93%	0.96%
Recorded Investment:
Loans individually evaluated for impairment		$ 56,564	$ 70,426
Loans collectively evaluated for impairment		5,332,578	5,216,404
Recorded Investment		5,389,142	5,286,830
Financing Receivable, Allowance for Credit Losses, Write-downs		19,403	20,799	14,290
Financing Receivable, Allowance for Credit Losses, Recovery		(10,210)	(20,030)	(11,442)
Financing Receivables Allowance For Credit Losses Net Charge Offs		9,193	769	2,848
Provision for Loan, Lease, and Other Losses		8,557	(5,101)	4,990
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		15,022	13,434	13,694	10,719
Ending allowance balance attributed to loans
Individually evaluated for impairment		681	152
Collectively evaluated for impairment		14,341	13,282
Total ending allowance balance		15,022	13,434
Loan Balance:
Loans individually evaluated for impairment		18,034	20,622
Loans collectively evaluated for impairment		1,035,419	973,997
Total ending loan balance	[1]	$ 1,053,453	$ 994,619
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		3.78%	0.74%
Loans collectively evaluated for impairment		1.39%	1.36%
Total		1.43%	1.35%
Recorded Investment:
Loans individually evaluated for impairment		$ 18,039	$ 20,624
Loans collectively evaluated for impairment		1,039,827	977,553
Recorded Investment	[1]	1,057,866	998,177
Financing Receivable, Allowance for Credit Losses, Write-downs		6,017	5,786	2,478
Financing Receivable, Allowance for Credit Losses, Recovery		(809)	(1,259)	(1,373)
Financing Receivables Allowance For Credit Losses Net Charge Offs		5,208	4,527	1,105
Provision for Loan, Lease, and Other Losses		6,796	4,267	4,080
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		9,601	10,432	9,197	8,808
Ending allowance balance attributed to loans
Individually evaluated for impairment		2	309
Collectively evaluated for impairment		9,599	10,123
Total ending allowance balance		9,601	10,432
Loan Balance:
Loans individually evaluated for impairment		18,131	24,465
Loans collectively evaluated for impairment		1,149,476	1,131,238
Total ending loan balance	[1]	$ 1,167,607	$ 1,155,703
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.01%	1.26%
Loans collectively evaluated for impairment		0.84%	0.89%
Total		0.82%	0.90%
Recorded Investment:
Loans individually evaluated for impairment		$ 18,142	$ 24,474
Loans collectively evaluated for impairment		1,153,748	1,135,390
Recorded Investment	[1]	1,171,890	1,159,864
Financing Receivable, Allowance for Credit Losses, Write-downs		1,798	412	348
Financing Receivable, Allowance for Credit Losses, Recovery		(810)	(3,671)	(2,241)
Financing Receivables Allowance For Credit Losses Net Charge Offs		988	(3,259)	(1,893)
Provision for Loan, Lease, and Other Losses		157	(2,024)	(1,504)
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		4,430	5,247	8,564	8,652
Ending allowance balance attributed to loans
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		4,430	5,247
Total ending allowance balance		4,430	5,247
Loan Balance:
Loans individually evaluated for impairment		1,322	2,226
Loans collectively evaluated for impairment		180,148	186,719
Total ending loan balance		$ 181,470	$ 188,945
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	0.00%
Loans collectively evaluated for impairment		2.46%	2.81%
Total		2.44%	2.78%
Recorded Investment:
Loans individually evaluated for impairment		$ 1,324	$ 2,226
Loans collectively evaluated for impairment		180,693	187,240
Recorded Investment		182,017	189,466
Financing Receivable, Allowance for Credit Losses, Write-downs		105	1,436	470
Financing Receivable, Allowance for Credit Losses, Recovery		(2,124)	(8,559)	(2,092)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(2,019)	(7,123)	(1,622)
Provision for Loan, Lease, and Other Losses		(2,836)	(10,440)	(1,710)
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		9,321	10,958	13,514	14,772
Ending allowance balance attributed to loans
Individually evaluated for impairment		1	87
Collectively evaluated for impairment		9,320	10,871
Total ending allowance balance		9,321	10,958
Loan Balance:
Loans individually evaluated for impairment		19,058	23,102
Loans collectively evaluated for impairment		1,706,166	1,785,395
Total ending loan balance		$ 1,725,224	$ 1,808,497
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.01%	0.38%
Loans collectively evaluated for impairment		0.55%	0.61%
Total		0.54%	0.61%
Recorded Investment:
Loans individually evaluated for impairment		$ 19,059	$ 23,102
Loans collectively evaluated for impairment		1,709,737	1,788,714
Recorded Investment		1,728,796	1,811,816
Financing Receivable, Allowance for Credit Losses, Write-downs		1,208	3,014	2,352
Financing Receivable, Allowance for Credit Losses, Recovery		(1,863)	(2,446)	(2,438)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(655)	568	(86)
Provision for Loan, Lease, and Other Losses		(2,292)	(1,988)	(1,344)
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		11,614	10,553	11,524	11,401
Ending allowance balance attributed to loans
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		11,614	10,553
Total ending allowance balance		11,614	10,553
Loan Balance:
Loans individually evaluated for impairment		0	0
Loans collectively evaluated for impairment		1,241,736	1,120,850
Total ending loan balance		$ 1,241,736	$ 1,120,850
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	0.00%
Loans collectively evaluated for impairment		0.94%	0.94%
Total		0.94%	0.94%
Recorded Investment:
Loans individually evaluated for impairment		$ 0	$ 0
Loans collectively evaluated for impairment		1,245,544	1,124,235
Recorded Investment		1,245,544	1,124,235
Financing Receivable, Allowance for Credit Losses, Write-downs		10,275	10,151	8,642
Financing Receivable, Allowance for Credit Losses, Recovery		(4,603)	(4,094)	(3,295)
Financing Receivables Allowance For Credit Losses Net Charge Offs		5,672	6,057	5,347
Provision for Loan, Lease, and Other Losses		6,733	5,086	5,470
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance		0	0	1	$ 0
Ending allowance balance attributed to loans
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		0	0
Total ending allowance balance		0	0
Loan Balance:
Loans individually evaluated for impairment		0	0
Loans collectively evaluated for impairment		2,993	3,243
Total ending loan balance		$ 2,993	$ 3,243
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment		0.00%	0.00%
Loans collectively evaluated for impairment		0.00%	0.00%
Total		0.00%	0.00%
Recorded Investment:
Loans individually evaluated for impairment		$ 0	$ 0
Loans collectively evaluated for impairment		3,029	3,272
Recorded Investment		3,029	3,272
Financing Receivable, Allowance for Credit Losses, Write-downs		0	0	0
Financing Receivable, Allowance for Credit Losses, Recovery		(1)	(1)	(3)
Financing Receivables Allowance For Credit Losses Net Charge Offs		(1)	(1)	(3)
Provision for Loan, Lease, and Other Losses		$ (1)	$ (2)	$ (2)

[1]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.